SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1998
                    FOR LIFE OF VIRGINIA SEPARATE ACCOUNT 4
                                FORM P1140 10/90

     The following information replaces that which is in the prospectus dated May 1, 1998 under Fund Charges -- Examples.

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above:

1. If you surrender* your Policy at the end of the applicable period:




                                1 Year       3 Years       5 Years       10 Years
Subdivision Investing In:     ----------   -----------   -----------   -----------
GE Investments Funds, Inc.
U.S. Equity ...............       76.65        123.82        155.91        258.49

 * surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:





                                1 Year      3 Years      5 Years       10 Years
Subdivision Investing In:     ----------   ---------   -----------   -----------
GE Investments Funds, Inc.
U.S. Equity ...............       22.81       70.33        120.49        258.49

     * surrender includes annuitization over a period of less than 5 years


               Please keep this Supplement with your prospectus.

                    The Life of Virginia Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230

                     THE LIFE INSURANCE COMPANY OF VIRGINIA

                      LIFE OF VIRGINIA SEPARATE ACCOUNT 4

                            Policy Form P1140 10/90

                          Supplement Dated May 1, 1998
                        to Prospectus Dated May 1, 1998

Elimination of Surrender Charge

For policies issued on or after September 2, 1997, the surrender charge, described under the caption "Surrender Charge" under the heading "Charges and Deductions" of the Prospectus, will be eliminated in all Policies sold pursuant to arrangements to which the revised commission schedule described below is applicable.

Under the revised commission schedule, the commission payable during the first year will not exceed 1.1% of each premium payment with an ongoing commission, beginning in the second year, equal to an annual rate not to exceed 1.1% of the Policy Account Value.

This revised commission schedule is not available in all states.

                     The Life Insurance Company of Virginia
                             6610 West Broad Street
                            Richmond, Virginia 23230